Investment Portfolios
(UNAUDITED) | 03.31.2024
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 19.4%	Principal Amount	Value
Aerospace & defense - 0.3%
The Boeing Co., 3.60%, 05/01/34	$ 6,360,000	$5,270,111
Airlines - 2.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	1,728,521	1,698,364
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 08/15/27	3,657,231	3,567,004
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 11/15/32	2,270,729	2,117,518
Series 2021-1, Class A, 144A, 2.90%, 03/15/35	4,593,800	3,966,904
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	12,070,359	10,911,080
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 11/15/32	3,564,361	3,302,640
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 04/11/26	2,830,445	2,741,778
Series 2015-1, Class AA, 3.45%, 12/01/27	962,403	901,363
Series 2016-2, Class AA, 2.88%, 10/07/28	3,666,241	3,320,687
Series 2018-1, Class AA, 3.50%, 09/01/31	1,066,880	980,007
Series 2019-1, Class AA, 4.15%, 08/25/31	4,966,248	4,645,404
Series 2019-2, Class AA, 2.70%, 05/01/32	227,537	194,643
Auto manufacturers - 2.7%
Ford Motor Credit Co. LLC,
4.27%, 01/09/27	4,180,000	4,021,000
6.95%, 03/06/26	6,950,000	7,082,438
7.35%, 11/04/27	9,378,000	9,835,385
General Motors Financial Co., Inc., 6.00%, 01/09/28	8,580,000	8,795,745
Toyota Motor Credit Corp., 5.00%, 03/19/27	5,090,000	5,105,609
Volkswagen Group of America Finance LLC, 144A, 5.30%, 03/22/27	7,275,000	7,290,094
Banks - 4.6%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.3%), 2.97%, 02/04/33	6,810,000	5,791,499
(Fixed until 07/22/27, then SOFR + 2.04%), 4.95%, 07/22/28	2,925,000	2,902,681
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	4,715,000	4,640,775
Citigroup, Inc.
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	12,435,000	11,107,501
(Fixed until 11/17/32, then SOFR + 2.34%), 6.27%, 11/17/33	3,985,000	4,208,827
JPMorgan Chase & Co.,
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	9,990,000	9,781,652
(Fixed until 06/01/33, then SOFR + 1.85%), 5.35%, 06/01/34	6,520,000	6,545,154
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,470,000	5,038,015
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	7,060,000	7,299,272
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	2,905,000	2,520,458
(Fixed until 04/04/30, then 3 Month Term SOFR USD + 4.03%), 4.48%, 04/04/31	4,230,000	4,050,295
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	8,535,000	8,224,814
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	850,000	844,707
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/28	3,465,000	3,487,212
Capital markets - 3.0%
Morgan Stanley (Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	9,455,000	10,116,323
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	7,665,000	7,524,367
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	19,540,000	16,711,503
UBS Group AG (Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	12,905,000	13,240,396
Commercial services - 0.4%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	6,015,000	5,938,838
Consumer finance - 0.5%
American Express Co. (Fixed until 02/16/27, then SOFR + 1.00%), 5.10%, 02/16/28	7,200,000	7,188,890
Diversified telecommunication services - 0.2%
Verizon Communications, Inc., 2.55%, 03/21/31	3,235,000	2,763,729
Electric - 2.8%
Appalachian Power Co., 2.70%, 04/01/31	6,185,000	5,208,047
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	469,765
Duke Energy Florida LLC, 5.88%, 11/15/33	3,950,000	4,173,577
Duke Energy Indiana LLC, 5.25%, 03/01/34	7,605,000	7,665,888
Entergy Arkansas LLC, 5.30%, 09/15/33	5,810,000	5,862,798
Entergy Louisiana LLC,
2.35%, 06/15/32	5,485,000	4,478,199
5.35%, 03/15/34	11,650,000	11,693,539
Public Service Electric and Gas Co., 4.65%, 03/15/33	5,200,000	5,068,351
Electric utilities - 1.0%
Duke Energy Corp., 5.00%, 12/08/27	4,220,000	4,214,721
Edison International, 4.95%, 04/15/25	575,000	570,372
Southern California Edison Co., 1.20%, 02/01/26	4,890,000	4,541,080
Wisconsin Power and Light Co., 5.38%, 03/30/34	6,350,000	6,392,212
Health care equipment & supplies - 0.4%
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	6,725,000	7,000,312
Insurance - 0.3%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	2,950,000	2,861,175
Metropolitan Life Global Funding I, 144A, 4.30%, 08/25/29	2,720,000	2,619,608
Multi-utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/30	6,090,000	5,534,553
Oil, gas & consumable fuels - 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,851,000	4,581,241
Total corporate bonds (cost $314,521,726)		308,610,120

MORTGAGE AND ASSET-BACKED SECURITIES - 53.1%
Asset-backed securities - 20.1%
American Express Credit Account Master Trust, Series 2001-1, Class A, 0.90%, 11/15/26	10,855,000	10,537,871
Atrium XIII (3 Month Term SOFR + 1.15%), 144A, 6.47%, 11/21/30	6,930,000	6,931,663
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	5,130,000	4,841,563
Series 2021-1A, Class A, 144A, 1.38%, 08/20/27	1,950,000	1,791,493
Series 2023-3A, Class A, 144A, 5.44%, 02/22/28	2,415,000	2,428,997
Series 2023-5A, Class A, 144A, 5.78%, 04/20/28	8,185,000	8,300,876
Series 2024-1A, Class A, 144A, 5.36%, 06/20/30	10,135,000	10,185,182
Series 2024-2A, Class A, 144A, 5.13%, 10/20/28	11,095,000	11,090,604
Series 2024-2A, Class A, 144A, 5.23%, 12/20/30	5,545,000	5,540,597
BlueMountain CLO 2018-3 Ltd. (3 Month Term SOFR + 1.19%), 144A, 6.51%, 10/25/30	5,545,000	5,568,782
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5 (3 Month Term SOFR + 0.73%), 6.06%, 04/22/26	4,290,000	4,291,567
CoreVest American Finance Trust, Series 2019-2, Class A, 144A, 2.84%, 06/15/52	1,881,082	1,871,543
FirstKey Homes Trust,
Series 2020-SFR2, Class A, 144A, 1.27%, 10/19/37	11,707,587	10,957,009
Series 2022-SFR1, Class A, 144A, 4.15%, 05/19/39	1,861,411	1,805,024
Series 2022-SFR2, Class A, 144A, 4.25%, 07/17/39	4,492,441	4,345,380
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B (SOFR30A + 0.36%), 0.36%, 01/15/27	13,305,000	13,307,588
GM Financial Consumer Automobile Receivables Trust,
Series 2024-1, Class A2A, 5.12%, 02/16/27	2,520,000	2,514,021
Series 2024-1, Class A2B (SOFR30A + 0.40%), 5.72%, 02/16/27	2,550,000	2,550,706
Goldentree Loan Management US Clo 4 Ltd. (3 Month Term SOFR + 1.15%), 144A, 6.48%, 04/24/31	5,960,000	5,964,530
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	23,075,000	22,528,729
Series 2021-2A, Class A, 144A, 1.68%, 12/27/27	8,350,000	7,619,531
Series 2022-2A, Class A, 144A, 2.33%, 06/26/28	1,490,000	1,364,406
Home Partners of America Trust,
Series 2021-1, Class A, 144A, 1.70%, 09/17/41	4,116,126	3,419,755
Series 2021-2, Class A, 144A, 1.90%, 12/17/26	10,379,716	9,420,237
Series 2021-3, Class A, 144A, 2.20%, 01/17/41	12,240,578	10,730,967
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/26	11,240,000	11,241,418
Huntington Auto Trust, Series 2024-1, Class A2, 144A, 5.50%, 03/15/27	17,525,000	17,522,524
Hyundai Auto Receivables Trust,
Series 2023-C, Class A2B (SOFR30A + 0.63%), 5.95%, 01/15/27	4,720,000	4,730,170
Series 2024-A, ClassA2B (SOFR30A + 0.42%), 5.74%, 04/15/27	14,460,000	14,461,362
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month LIBOR USD + 1.21%), 144A, 6.53%, 01/17/38	3,351,372	3,359,546
Madison Park Funding XXIX Ltd. (3 Month Term SOFR + 1.18%), 144A, 6.51%, 10/18/30	4,155,000	4,155,744
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	8,527,025	8,515,537
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	2,684,861	2,683,903
Series 2024-1, Class A2B (SOFR30A + 0.37%), 5.69%, 05/17/27	7,170,000	7,167,938
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	3,606,544	3,610,839
Series 2023-2, Class A2B (SOFR30A + 0.58%), 144A, 5.90%, 11/23/26	3,502,794	3,505,299
Progress Residential Trust,
Series 2021-SFR3, Class A, 144A, 1.64%, 05/17/26	4,162,247	3,848,449
Series 2021-SFR7, Class A, 144A, 1.69%, 08/17/40	3,463,660	2,993,452
Series 2021-SFR8, Class A, 144A, 1.51%, 10/17/38	3,310,025	3,008,777
Series 2021-SFR9, Class A, 144A, 2.01%, 11/17/40	7,409,324	6,470,886
Series 2022-SFR1, Class A, 144A, 2.71%, 02/17/41	4,222,693	3,777,061
Series 2022-SFR6, Class A, 144A, 4.45%, 07/20/39	3,405,051	3,320,830
Series 2023-SFR2, Class A, 144a, 4.50%, 10/17/28	6,350,000	6,176,931
Series 2024-SFR1, Class A, 144A, 3.35%, 02/17/41	4,300,000	3,960,414
Series 2024-SFR2, Class A, 144A, 3.30%, 04/17/41	8,890,000	8,132,081
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	2,543,449	2,541,577
Series 2024-A, ClassA2B (SOFR30A + 0.35%), 5.67%, 12/15/26	6,015,000	6,015,240
Tricon Residentia Owner Trust,
Series 2022-SFR1, Class A, 144A, 3.86%, 04/17/39	13,685,174	13,122,899
Series 2024-SFR1, Class A, 144A, 4.65%, 04/17/29	5,310,000	5,172,847
Commercial mortgage-backed securities - 14.9%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/15/64	6,280,000	5,519,090
BBCMS Mortgage Trust 2022-C18, Class A2, VR, 5.50%, 12/15/55	7,380,000	7,480,045
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/54	4,640,000	4,295,979
BRAVO Residential Funding Trust,
Series 2023-NQM5, Class A1, 144A, SB, 6.51%, 06/25/63	4,228,797	4,259,040
Series 2023-NQM8, Class A1, 144A, SB, 6.39%, 10/25/63	6,757,841	6,777,449
Series 2024-NQM1, Class A1, 144A, SB, 5.94%, 12/01/63	962,272	960,026
Series 2024-NQM2, Class A1, 144A, SB, 6.29%, 02/25/64	14,374,730	14,416,708
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.98%, 11/10/52	4,529,000	4,412,306
Citigroup Mortgage Loan Trust, Series 2021-J2, Class A7A, 144A, VR, 2.50%, 07/25/51	1,909,504	1,657,891
COLT Mortgage Loan Trust,
Series 2024-1, Class A1, 144A,SB, 5.84%, 02/25/69	889,156	884,849
Series 2024-INV1, Class A1, 144A, SB, 5.90%, 12/25/68	2,802,440	2,794,608
COMM Mortgage Trust,
Series 2015-CCRE22, Class ASB, 3.14%, 03/10/48	1,085,550	1,077,451
Series 2015-CCRE23, Class ASB, 3.26%, 05/10/48	1,484,689	1,471,694
Csail Commercial Mortgage Trust, Series 2015-C2, Class ASB, 3.22%, 06/15/57	1,142,395	1,131,610
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,218,762	3,982,166
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 144A, VR, 2.50%, 09/25/51	1,558,670	1,248,763
GS Mortgage-Backed Securities Trust,
Series 2014-GC26, Class AAB, 3.37%, 11/10/47	1,023,589	1,018,676
Series 2015-GC28, Class AAB, 3.21%, 02/10/48	1,058,687	1,049,922
Series 2020-INV1, Class A14, 144A, VR, 2.92%, 10/25/50	3,960,241	3,336,349
Series 2021-GR2, Class A2, 144A, VR, 2.50%, 02/25/52	2,166,960	1,736,107
Series 2021-MM1, Class A2, 144A,VR, 2.50%, 04/25/52	7,034,684	5,635,992
Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	3,529,299	3,067,648
Series 2021-PJ10, Class A2, 144A, VR, 2.50%, 03/25/52	4,527,676	3,627,447
Series 2022-GR2, Class A2, 144A, VR, 3.00%, 08/26/52	4,304,458	3,590,180
Series 2022-LTV2, Class A2, 144A, VR, 4.00%, 12/25/52	3,952,411	3,647,466
Series 2022-PJ2, Class A4, 144A, VR, 2.50%, 06/25/52	3,175,808	2,544,368
J.P. Morgan Mortgage Trust,
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,261,398	1,010,597
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	3,566,659	2,857,507
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,796,379	2,240,381
Series 2021-6, Class A3, 144A, VR, 2.50%, 10/25/51	3,038,885	2,434,670
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,605,565	2,087,506
Series 2021-INV6, Class A2, 144A, VR, 3.00%, 04/25/52	6,259,183	5,257,469
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	5,815,937	4,856,081
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,108,552	1,760,558
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	2,490,511	2,079,479
Series 2022-8, Class A3, 144A, VR, 4.00%, 01/25/53	1,977,133	1,788,842
Series 2022-INV1, Class A3, 144A, VR, 3.00%, 03/25/52	3,377,182	2,819,815
Series 2024-3, Class A3, 144A, VR, 3.00%, 05/25/54	8,505,000	7,126,925
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	9,577,631	8,611,401
OBX Trust,
Series 2021-INV2, Class A3, 144A, VR, 2.50%, 10/25/51	2,646,567	2,120,355
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	9,764,812	8,153,237
Series 2023-NQM3, Class A1, 144A, SB, 5.95%, 02/25/63	2,115,838	2,107,088
Series 2024-NQM3, Class A1, 144A, SB, 6.13%, 12/25/63	14,244,526	14,252,310
Series 2024-NQM4, Class A1, 144A, SB, 6.07%, 01/25/64	7,708,225	7,711,551
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	5,804,260	5,002,557
PSMC Trust,
Series 2021-1, Class A11, 144A, VR, 2.50%, 03/25/51	1,849,583	1,608,013
Series 2021-2, Class A3, 144A, VR, 2.50%, 05/25/51	3,779,026	3,311,269
RATE Mortgage Trust,
Series 2021-J3, Class A1, 144A, VR, 2.50%, 10/25/51	3,957,047	3,170,275
Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	4,478,691	3,588,202
Sequoia Mortgage Trust,
Series 2021-3, Class A1, 144A,VR, 2.50%, 05/25/51	5,750,476	4,607,121
Series 2021-4, Class A1, 144A, VR, 2.50%, 06/25/51	5,587,074	4,476,207
Series 2021-6, Class A1, 144A, VR, 2.50%, 10/25/51	2,588,631	2,073,939
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	1,367,158	1,367,542
Series 2023-8, Class A1, 144A, SB, 6.26%, 12/25/68	4,166,180	4,178,269
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	1,939,462	1,963,362
Series 2024-2, Class A1, 144A, VR, 6.10%, 02/25/69	14,165,413	14,163,348
Series 2024-INV1, Class A1, 144A, VR, 6.12%, 03/25/69	4,300,000	4,313,907
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 144A, VR, 2.50%, 12/25/50	7,810,620	6,257,650
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class A4, 3.49%, 09/15/57	4,284,313	4,245,097
Series 2014-C22, Class ASB, 3.46%, 09/15/57	1,179,813	1,172,353
Federal agency mortgage-backed obligations - 18.1%
Fannie Mae Pool,
TBA, 4.00%, 02/25/54	145,130,000	134,447,309
TBA, 5.00%, 05/15/54	50,400,000	49,189,174
TBA, 5.50%, 05/15/54	67,655,000	67,319,179
TBA, 6.00%, 05/15/54	37,520,000	37,854,252
Total mortgage and asset-backed securities (cost $848,224,680)		844,612,972

FOREIGN GOVERNMENT BONDS - 4.7%
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal Amount is listed in Brazillian Real)	405,398	75,264,246
Total foreign government bonds (cost $74,916,192)		75,264,246

U.S. TREASURIES - 29.9%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	38,342,638	37,851,573
U.S. Treasury Bond, 4.13%, 08/15/53	48,360,000	46,478,494
U.S. Treasury Notes,
2.75%, 08/15/32	17,750,000	15,920,225
4.00%, 01/31/29	91,895,000	90,947,333
4.13%, 02/15/27	58,345,000	57,852,714
4.25%, 01/31/26	122,400,000	121,434,188
4.63%, 09/30/28	102,915,000	104,398,423
Total U.S. Treasuries (cost $475,169,3951)		474,882,950

MEDIUM-TERM NOTES - 1.2%
Citigroup Global Markets Holdings, Inc.,
144A, 04/12/24#	5,189	6,028,532
144A, 05/13/24*	6,203	6,788,291
144A, 05/20/24*	7,095,000	7,070,109
Total medium-term notes (cost $18,487,000)		19,886,932

SHORT-TERM INVESTMENTS - 7.8%
U.S. Treasury Bills, ZCI, 5.27%, 08/08/24+	126,700,000	124,373,775
Total short-term investments (cost $124,372,973)		124,373,775
Total investment portfolio (cost $1,855,691,966) - 116.1%		1,847,630,996
Liabilities in excess of other assets - (16.1)%		(256,239,734)
Total net assets - 100.0%		$1,591,391,262

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
# This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS from its initial underlying value to its final underlying value.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 03.31.2024
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at March 31, 2024	(Depreciation)
2-Year U.S. Treasury Note	06/28/24	2,661	544,937,935	544,132,924	(805,011)

Total futures contracts					$(805,011)

There is no variation margin due from the Fund to the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS
(UNAUDITED) | 03.31.2024
CREDIT DEFAULT SWAPS

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 42	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/29	$ 97,210,000	$ 2,202,854	$ 2,237,125	$ (34,271)
Intercontinental Exchange	iTraxx Australia Series 41 Version 1 Index	Baa2/BBB	Buy	Pay	1%/Quarterly	06/20/29	97,210,000	(1,627,662)	(1,520,616)	(107,046)
Total credit default swap contracts							$ 194,420,000	$ 575,192	$ 716,509	$ (141,317)

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INFLATION RATE SWAPS
							Unrealized
	Pay/Receive	Floating	Fixed	Payment	Termination	Notional	Appreciation/
Central Clearing Party	Floating Rate	Rate Index	Rate	Frequency	Date	Amount	(Depreciation)
LCH Ltd^	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.72%	At Termination	06/30/53	EUR 17,646,000	$ 1,441,438
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	0.00%	At Termination	06/30/53	$ 25,507,000	219,781
Total inflation rate swap contracts							$ 1,661,219

CPI - Consumer Price Index
^ This interest rate swap is denominated in Euro. Unrealized Appreciation (Depreciation) has been translated into U.S. Dollars as of March 31, 2024.

There is $635 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts and Inflation Rate Swap Contracts are categorized as Level 2 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 03.31.2024
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	21,397,000	U.S. Dollar	14,361,666	04/12/24	J.P. Morgan	$(412,409)
Canadian Dollar	38,373,083	U.S. Dollar	28,744,003	04/04/24	Goldman Sachs	$(412,090)
Japanese Yen	4,688,742,960	U.S. Dollar	31,560,000	06/03/24	Barclays Bank	$(257,157)
U.S. Dollar	32,264,287	Japanese Yen	4,688,742,960	06/03/24	Barclays Bank	$961,443
Norwegian Krone	147,664,476	U.S. Dollar	14,311,000	04/12/24	Barclays Bank	$(704,215)
Swedish Krona	146,050,022	U.S. Dollar	14,302,000	04/12/24	J.P. Morgan	$(649,383)
U.S. Dollar	25,673,957	Brazilian Real	132,054,000	01/03/25	Goldman Sachs	$17,907
U.S. Dollar	53,060,362	Brazilian Real	273,344,000	01/03/25	J.P. Morgan	$(46,150)
U.S. Dollar	47,368,522	Swiss Franc	41,282,557	05/28/24	J.P. Morgan	$1,277,849

Total forward contracts						$(224,205)

Forward Contracts are categorized as Level 2 as of the date of this report.